INFORMATION BY BUSINESS SEGMENT (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Segment
Net operating revenue	R$ 34,074,233	R$ 34,626,834	R$ 25,400,936
Operating expenses	(29,275,307)	(29,702,291)	(23,423,052)
Regulatory remeasurements - Transmission Contracts	365,178	(4,858,744)
Operating income before the financial result	5,164,104	9,783,287	6,206,221
FINANCIAL RESULT	(4,373,595)	(1,441,954)	(1,322,815)
Other income and expenses	186,924	1,210,754	16,134
Net income from continuing operations	2,651,597	5,798,863	6,265,354
Profit (loss) from discontinued operations	986,785	(85,230)	121,960
NET INCOME FOR THE YEAR	3,638,382	5,713,633	6,387,313
Operating Segments [Member]
Operating Segment
Net operating revenue	34,074,233	34,626,834	25,400,936
Third parties	34,074,233	34,626,834	25,400,936
Operating costs	(15,857,610)	(9,678,430)	(10,969,616)
Operating expenses	(13,417,697)	(20,023,861)	(12,453,436)
Regulatory remeasurements - Transmission Contracts	365,178	4,858,744	4,228,337
Operating income before the financial result	5,164,104	9,783,287	6,206,221
FINANCIAL RESULT	(4,373,595)	(1,441,954)	(1,322,816)
Income from equity interest	2,369,777	1,507,418	1,744,672
Other income and expenses	186,924	1,210,754	16,134
Current and deferred income tax and social contribution	(695,613)	(5,260,642)	(378,858)
Net income from continuing operations	2,651,597	5,798,863	6,265,353
Profit (loss) from discontinued operations	986,785	(85,230)	121,960
NET INCOME FOR THE YEAR	3,638,382	5,713,633	6,387,313
Eliminations
Operating Segment
Net operating revenue	(559,147)	(448,425)	(1,028,931)
Intersegments	(559,147)	(448,425)	(1,028,931)
Operating costs	524,798	429,435	1,006,613
Operating expenses	34,349	18,990	22,318
Administration | Operating Segments [Member]
Operating Segment
Net operating revenue			297,281
Third parties			297,281
Operating costs			(175,124)
Operating expenses			(4,535,240)
Operating income before the financial result			(4,413,083)
Management | Operating Segments [Member]
Operating Segment
Net operating revenue	379,988	1,366,364
Intersegments		18,989
Third parties	379,988	1,347,375
Operating costs	(16,685)	(1,273,156)
Operating expenses	(4,643,816)	(13,164,099)
Operating income before the financial result	(4,280,513)	(13,070,891)
Generation | Operating Segments [Member]
Operating Segment
Net operating revenue	20,252,000	17,994,908	15,708,296
Intersegments	244,761	222,010	349,505
Third parties	20,007,239	17,772,898	15,358,791
Operating costs	(11,156,832)	(5,714,997)	(8,836,837)
Operating expenses	(3,573,826)	(3,863,853)	(4,220,119)
Operating income before the financial result	5,521,342	8,416,058	2,651,340
Transmission
Operating Segment
Net operating revenue	14,001,392
Intersegments	314,386
Third parties	13,687,006
Operating costs	(5,208,891)
Operating expenses	(5,234,404)
Regulatory remeasurements - Transmission Contracts	365,178
Operating income before the financial result	R$ 3,923,275
Transmission | Operating Segments [Member]
Operating Segment
Net operating revenue		15,713,987	10,424,290
Intersegments		207,426	679,426
Third parties		15,506,561	9,744,864
Operating costs		(3,119,712)	(2,964,268)
Operating expenses		(3,014,899)	(3,720,395)
Regulatory remeasurements - Transmission Contracts		4,858,744	4,228,337
Operating income before the financial result		R$ 14,438,120	R$ 7,967,964